TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables

	As of December 31,
	2021	2020
Current
Suppliers	22,166	16,928
Advanced payments from customers	7,954	—
Expenses accrual	33,090	18,338
TOTAL	63,210	35,266

	As of December 31,
	2021	2020
Non current
Expenses accrual	6,387	5,240
TOTAL	6,387	5,240